RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt, gross		$ 1,420,137	$ 5,491,570
Unamortized debt discounts	$ 161,109	0	0
unamortized financing costs	368,661	196,837	7,444
Total notes payable, net of financing costs	9,486,095	6,140,592	5,484,126
Less current maturities	(6,543,511)	(4,720,455)	(4,034,865)
Total Long-Term Debt	2,942,584	1,420,137	1,449,261
unamortized financing costs	(368,661)	(196,837)	(7,444)
Promissory Note Member
Long-term debt, gross	607,672	572,405	256,052
Unamortized debt discounts	0	0	0
unamortized financing costs	13,741	21,431	11,386
Total notes payable, net of financing costs	593,931	550,974	244,666
Less current maturities	(279,462)	(550,974)	(244,666)
Total Long-Term Debt	314,469	0	0
unamortized financing costs	(13,741)	(21,431)	(11,386)
Promissory Note bearing 4 Member
Long-term debt, gross	$ 287,176	0
Interest rate	20.00%
Due dates	July 31, 2024
Promissory Note bearing 5 Member
Long-term debt, gross	$ 217,986	0
Interest rate	12.00%
Due dates	July 31, 2024
Promissory Note bearing 1 Member
Long-term debt, gross	$ 0	$ 0	109,934
Interest rate	18.00%	15.00%
Due dates	December 31, 2023	February 28, 2024
Promissory Note bearing 2 Member
Long-term debt, gross	$ 0	$ 225,797	$ 146,118
Interest rate	12.00%	18.00%
Due dates	December 31, 2023	March 31, 2023
Promissory Note bearing 3 Member
Long-term debt, gross	$ 102,510	$ 249,855
Interest rate	12.00%	18.00%
Due dates	July 31, 2024	December 31, 2023
Promissory Note bearing 1 (2) Member
Long-term debt, gross		$ 225,797
Interest rate		12.00%
Due dates		December 31, 2023
Promissory Note bearing 1(3) Member
Long-term debt, gross		$ 96,753
Interest rate		12.00%
Due dates		May 26, 2024